Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assumptions
Discount rate, weighted average of total	1.80%	2.60%
Demographic assumptions
Life expectancy after age 65 in years, weighted average	23 years	23 years
Sweden [member]
Financial assumptions
Discount rate, weighted average of total	0.90%	1.50%
US [member]
Financial assumptions
Discount rate, weighted average of total	3.20%	4.30%
United Kingdom [member]
Financial assumptions
Discount rate, weighted average of total	2.10%	3.00%